Condensed Statements of Cash Flows (USD $)	6 Months Ended			12 Months Ended			92 Months Ended
	Jun. 30, 2014		Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013
Operating activities
Net loss	$ (3,099,610)		$ (1,823,011)	$ (4,044,971)		$ (3,032,639)	$ (13,280,740)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	5,103		18,730	35,366		57,453	292,739
Stock-based compensation	366,867		163,415	326,644		100,734	608,924
Accrued interest on convertible debt						28,922	28,922
Increase (decrease) in cash resulting from changes in:
Grants receivable	(62,492)		864	19,845		105,764
Prepaid expenses - clinical operations			22,191	539,633		85,367	625,000
Prepaid expenses and other	11,021		(15,686)	13,061		(38,745)	(58,693)
Accounts payable	682,803		60,394	21,946		(10,061)	66,977
Accrued clinical operations and site costs	(497,309)		(32,255)	128,485		297,076	773,523
Accrued payroll				80,138		29,776	169,123
Accrued compensation	(21,224)		14,444
Related party liabilities				45,000		55,000	240,000
Other accrued expenses	100,746		(9,908)	(16,365)		10,942	24,963
Net cash used for operating activities	(2,514,095)		(1,600,822)	(2,851,218)		(2,310,411)	(10,509,262)
Investing activities
Purchases of property and equipment	(13,502)			(8,718)		(4,647)	(317,226)
Net cash used for investing activities	(13,502)			(8,718)		(4,647)	(317,226)
Financing activities
Issuances of redeemable preferred stock, net of issuance costs	2,973,655		1,374,905	2,792,993		1,348,550	9,929,448
Proceeds from exercise of Series B warrant	1,942
Proceeds from issuance of common stock	325,400						825
Issuance of convertible debt						1,250,000	1,250,000
Proceeds from exercise of stock options						469	469
Net cash provided by financing activities	3,300,997		1,374,905	2,792,993		2,599,019	11,180,742
Net change in cash and cash equivalents	773,400		(225,917)	(66,943)		283,961	354,254
Cash and cash equivalents at beginning of period	354,254	[1]	421,197	421,197		137,236
Cash and cash equivalents at end of period	1,127,654		195,280	354,254	[1]	421,197	354,254 [1]
Supplemental disclosures:
Cash paid during the period for income taxes				1,526		1,550	8,788
Deemed dividend on beneficial conversion feature for preferred stock	2,214,911			691,812			691,812
Issuance of Series B preferred stock for future services						625,000	625,000
Subscription receivable for common stock	75,000
Conversion of debt to Series B preferred stock						1,278,922	1,278,922
Accretion of redemption value	93,764
Issuance of common stock for accounts payable	$ 240,000

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.